Document and Entity Information	Apr. 26, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837997
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	ISLEWORTH HEALTHCARE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	00-40104
Entity Tax Identification Number	86-1216057
Entity Address, Address Line One	360 Central Avenue
Entity Address, Address Line Two	First Central Tower
Entity Address, Address Line Three	Suite #800
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	(727)
Local Phone Number	245-0146
Written Communications	true
Entity Emerging Growth Company	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ISLE
Security Exchange Name	NASDAQ
Not Redeemable Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	ISLEW
Security Exchange Name	NASDAQ